Financial Instruments - Summary of Credit Risk Exposures (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Total	$ 955,325	$ 949,234
Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	422,234	425,009
Undrawn commitments	94,532	92,303
Other exposures	104,160	105,232
Total	620,926	622,544
Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	286,670	278,605
Undrawn commitments	47,729	48,085
Total	334,399	326,690
AIRB portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	781,659
AIRB portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	356,655
Undrawn commitments	89,393
Other exposures	92,862
Total	538,910
AIRB portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	195,020
Undrawn commitments	47,729
Total	242,749
Standardized portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Total	173,666
Standardized portfolio [member] | Non retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	65,579
Undrawn commitments	5,139
Other exposures	11,298
Total	82,016
Standardized portfolio [member] | Retail [member]
Disclosure of detailed information about financial instruments [line items]
Drawn	91,650
Total	$ 91,650	$ 87,000